Notes to the Consolidated Statements of Operations - Contract balances (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Notes to the Consolidated Statements of Operations
Trade receivables	€ 18,769	€ 14,326
Contract assets	5,300	2,758
Contract liabilities	€ 84,815	€ 92,680